Summary Information by Operating Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Segment Reporting Information [Line Items]
Net sales	$ 35,966	$ 35,023	$ 39,186	$ 46,333	$ 28,270	$ 28,571	$ 24,667	$ 26,741	$ 156,508	$ 108,249	$ 65,225
Operating income									55,241	33,790	18,385
Americas
Segment Reporting Information [Line Items]
Net sales									57,512	38,315	24,498
Operating income									23,414	13,111	7,417
Europe
Segment Reporting Information [Line Items]
Net sales									36,323	27,778	18,692
Operating income									14,869	11,209	7,343
Greater China
Segment Reporting Information [Line Items]
Net sales									22,533	12,690	3,021
Operating income									9,843	5,246	1,279
Japan
Segment Reporting Information [Line Items]
Net sales									10,571	5,437	3,981
Operating income									5,861	2,415	1,805
Rest of Asia Pacific
Segment Reporting Information [Line Items]
Net sales									10,741	9,902	5,235
Operating income									4,253	4,004	2,252
Retail
Segment Reporting Information [Line Items]
Net sales									18,828	14,127	9,798
Operating income									$ 4,613	$ 3,075	$ 2,179